Employee Benefit Plans (Compensation Expense and Related Tax Benefits for Restricted Stock) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Net income effect	$ 82	$ 71	$ 67
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	77	43	16
Tax benefit	(16)	(15)	(5)
Net income effect	$ 61	$ 28	$ 11